Statements of Stockholders' Equity - USD ($) $ in Thousands	Common Stock	Additional Paid-in Capital	AOCI Attributable to Parent	Retained Earnings	Total
Balance at Dec. 31, 2014	$ 5,000	$ 10,500	$ 222	$ 3,493	$ 19,215
Net Income (Loss)	0	0	0	2,780	2,780
Other Comprehensive Income (Loss)	0	0	(447)	0	(447)
Dividend to parent					0
Balance at Dec. 31, 2015	5,000	10,500	(225)	6,273	21,548
Net Income (Loss)	0	0	0	1,835	1,835
Other Comprehensive Income (Loss)	0	0	(98)	0	(98)
Dividend to parent					0
Balance at Dec. 31, 2016	5,000	10,500	(323)	8,108	23,285
Net Income (Loss)	0	0	0	2,079	2,079
Other Comprehensive Income (Loss)	0	0	334	0	334
Dividend to parent	0	0	0	(7,000)	(7,000)
Balance at Dec. 31, 2017	$ 5,000	$ 10,500	$ 11	$ 3,187	$ 18,698